Ford Credit Auto Lease Trust 2025-B
Quarterly Supplemental Report - Payment Schedule of Remaining Leases as of September 30, 2026,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2026, and the remaining payments that will be received each month on the referenced pool assuming (1) each base monthly payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2026, leases with a total base residual value of $25,881,818.80 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2026. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2026,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2026-	September	$1,110,900,288.67
	October	$1,059,763,851.84	$19,319,551.35	7.43%	$40,243,521.04	4.19%
	November	$1,025,547,479.21	$18,939,156.35	7.28%	$23,507,806.80	2.45%
	December	$985,582,533.68	$18,458,410.39	7.10%	$29,471,628.86	3.07%
2027-	January	$957,360,697.08	$18,144,721.87	6.98%	$17,732,093.90	1.85%
	February	$924,172,767.78	$17,754,839.09	6.83%	$22,869,028.63	2.38%
	March	$887,503,335.21	$17,302,268.33	6.65%	$26,545,417.94	2.77%
	April	$838,468,531.01	$16,591,440.71	6.38%	$39,336,827.25	4.10%
	May	$794,787,868.86	$15,873,487.84	6.10%	$34,319,639.63	3.58%
	June	$752,655,239.18	$15,161,800.70	5.83%	$33,144,215.03	3.45%
	July	$696,323,724.07	$14,142,267.17	5.44%	$48,035,381.92	5.01%
	August	$639,310,718.83	$13,102,413.35	5.04%	$49,319,530.09	5.14%
	September	$584,489,984.28	$12,092,241.58	4.65%	$47,694,754.35	4.97%
	October	$525,707,435.06	$10,979,558.77	4.22%	$52,343,627.76	5.46%
	November	$453,589,454.88	$9,603,408.46	3.69%	$66,599,094.84	6.94%
	December	$371,660,335.81	$8,016,424.14	3.08%	$77,437,490.84	8.07%
2028-	January	$312,864,614.02	$6,874,503.16	2.64%	$54,810,481.80	5.71%
	February	$245,954,507.77	$5,538,513.63	2.13%	$63,804,572.66	6.65%
	March	$171,797,579.80	$4,048,018.15	1.56%	$72,022,332.71	7.51%
	April	$115,362,862.56	$2,846,288.79	1.09%	$54,926,248.61	5.72%
	May	$97,560,252.27	$2,478,062.29	0.95%	$16,223,071.65	1.69%
	June	$82,285,536.91	$2,161,717.17	0.83%	$13,873,128.25	1.45%
	July	$71,627,822.63	$1,909,872.09	0.73%	$9,389,117.20	0.98%
	August	$65,992,450.21	$1,784,343.02	0.69%	$4,409,203.82	0.46%
	September	$59,923,642.09	$1,640,792.06	0.63%	$4,942,178.85	0.52%
	October	$53,864,969.00	$1,490,395.00	0.57%	$5,035,037.75	0.52%
	November	$45,540,996.65	$1,269,842.45	0.49%	$7,473,703.55	0.78%
	December	$35,969,074.59	$1,014,743.83	0.39%	$8,911,709.60	0.93%
2029-	January	$28,029,198.67	$798,983.75	0.31%	$7,421,112.10	0.77%
	February	$18,514,116.36	$537,870.76	0.21%	$9,195,568.70	0.96%
	March	$8,586,924.43	$254,083.71	0.10%	$9,817,555.05	1.02%
	April	$95,492.93	$2,981.49	0.00%	$8,555,788.20	0.89%
	May	$—	$—	0.00%	$96,233.00	0.01%

Total			$260,133,001.45	100.00%	$959,507,102.38	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,219,640,103.83

Ford Credit Auto Lease Trust 2025-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VIII and IX for returned vehicles segregated by vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JULY 2026	Car	0	0.00%	$0	0.00%	0.00%
	CUV	212	32.67%	$2,509	5.32%	10.11%
	SUV	12	21.82%	$6,801	8.08%	15.31%
	Truck	161	64.40%	$3,859	5.67%	10.66%

	Total/Average	385	40.23%	$3,207	5.62%	10.63%

AUGUST 2026	CUV	252	36.47%	$2,130	4.57%	8.63%
	SUV	11	22.45%	$5,059	7.50%	13.13%
	Truck	174	70.45%	$3,526	5.04%	9.60%

	Total/Average	437	44.28%	$2,760	4.89%	9.25%

SEPTEMBER 2026	Car	0	0.00%	$0	0.00%	0.00%
	CUV	276	41.07%	$1,869	4.00%	7.77%
	SUV	11	17.74%	$5,602	8.15%	15.03%
	Truck	204	67.77%	$3,101	4.50%	8.55%

	Total/Average	491	47.12%	$2,465	4.37%	8.38%